Description of the Plan - Additional Information (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Employee benefit plan, pretax maximum annual contribution to eligible compensation, percentage	40.00%
Employee benefit plans, post-tax maximum annual contribution to eligible compensation, percentage	20.00%
Employee benefit plan, employer contribution, matching percentage	50.00%
Employee benefit plans, participant's deferral rate, percentage	6.00%
Employee benefit plan, employer contribution matching amount	$ 5,100
Employee benefit plans, vesting percentage	100.00%
Employee benefit plan, forfeitures used to reduce employer contributions	$ 12,400,000
Employee benefit plan, unallocated forfeitures	408,000	$ 388,000
Employee benefit plan, note receivable from participant, account, minimum borrowing, amount	1,000
Employee benefit plan, note receivable from participant, account, maximum borrowing, amount	$ 50,000
Employee benefit plan, note receivable from participant, account, maximum borrowing, to total account, percentage	50.00%
Employee benefit plan, notes receivable from participants loan term	5 years
Employee benefit plan, notes receivable from participants primary residence loan term	10 years
Employee benefit plan vested interest distribution rollover	$ 1,000
After One Year
EBP, Description of Plan [Line Items]
Employee benefit plans, vesting percentage	25.00%
Additional Successive Service Anniversary
EBP, Description of Plan [Line Items]
Employee benefit plans, vesting percentage	25.00%